Loss per share	12 Months Ended
Dec. 31, 2022
Loss Per Share
Loss per share

9. Loss per share

	2022	2021	2020

Loss attributable to shareholders of the parent company	(364,578)	(164,993)	(171,491)
Weighted average outstanding shares - ordinary shares - basic (thousands)	4,676,941	1,602,126	1,315,578
Adjustment for the basic earnings per shares:
Deferred M&A shares that will be issued based on the passage of time only	36	-	-
Total weighted average of ordinary outstanding shares for basic and diluted EPS (in thousands of shares)	4,676,977	1,602,126	1,315,578
Loss per share – basic and diluted (US$)	(0.0780)	(0.1030)	(0.1304)
Antidilutive instruments not considered in the weighted number of shares (in thousands of shares)	184,362	334,436	405,394

The Company has instruments that will become common shares upon exercise, acquisition, conversion (SOPs, RSUs, and Awards described in note 10), or satisfaction of specific business combinations conditions (described in note 1). These instruments were not included in the weighted number of shares for diluted earnings per share because they would be antidilutive. The anti-dilutive instruments not considered in the weighted number of shares, for the periods presenting negative results, correspond to the total number of shares that could be converted into ordinary shares. The number of shares for all periods presented was adjusted to reflect the 6 to 1 share split approved on August 30, 2021 (note 28).